SUBSEQUENT EVENTS (Details Narrative)	Apr. 03, 2024 USD ($)
SUBSEQUENT EVENTS
Principal amount	$ 60,000
Total discount on principal	$ 6,000
Interest rate	8.00%
Maturity date	Apr. 03, 2025